Discontinued Operations (Schedule of Discontinued Operation Revenue) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues from discontinued operations	$ 11,663	$ 7,445		$ 21,299	$ 15,069		$ 30,295
Cost of revenues	7,593	4,708		12,726	10,003		18,800
Gross profit from discontinued operations	4,070	2,737		8,573	5,066		11,495
Research and development costs	957	805		1,856	1,586		3,266
Selling, general and administrative expenses	1,080	970		2,234	1,993		3,632
Operating Expense	2,037	1,775		4,090	3,579		6,898
Operating income from discontinued operations	2,033	962		4,483	1,487		4,597
Financial income (expenses), net	(52)	22		(144)	12		(147)
Income from discontinued operations	1,981	984	[1]	4,339	1,499	[1]	4,450	[1]
Income tax	(194)	(207)	[1]	(505)	(284)	[1]	(585)	[1]
Income from discontinued operation	$ 1,787	$ 777	[1]	$ 3,834	$ 1,215	[1]	$ 3,865	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.